Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2020
Franklin Templeton SMACS: Series CH
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 90.1%
California 90.1%
a
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ......
$ 200,000 $ 208,096
California Municipal Finance Authority , Congregational Home Obligated Group (The) ,
Revenue , 2019 , Refunding , 5% , 11/15/49 ................................ 130,000 128,809
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 134,845
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 107,974
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 256,575
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 196,638
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 125,000 134,844
City of Roseville , Villages at Sierra Vista Community Facilities District No. 1 , Special
Tax , 2019 , 5% , 9/01/49 ............................................. 255,000 270,346
Dublin Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49 ....
130,000 142,957
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 125,000 136,235
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 125,000 135,692
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 193,211
Menifee Union School District , Community Facilities District No. 2018-2 , Special Tax ,
2019 , 5% , 9/01/49 ................................................. 50,000 54,017
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 131,465
Tracy Community Facilities District , City of Tracy Community Facilities District No.
2016-01 , Special Tax , 2018 , 5% , 9/01/48 ................................ 135,000 145,845
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 185,000 191,457
2,569,006
Total Municipal Bonds (Cost $2,714,599) .......................................
2,569,006
a a a a
Short Term Investments 7.0%
Municipal Bonds 7.0%
California 7.0%
b
State of California ,
GO, 2003A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.02%, 5/01/33 ...... 100,000 100,000
GO, 2004 A5, LOC Citibank NA, Daily VRDN and Put, 0.02%, 5/01/34 .......... 100,000 100,000
200,000
Total Municipal Bonds (Cost $200,000) .........................................
200,000
a
Total Investments (Cost $2,914,599) 97.1% .....................................
$2,769,006
Other Assets, less Liabilities 2.9% .............................................
81,298
Net Assets 100.0% ...........................................................
$2,850,304
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $661,309, representing 23.2% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2020
Franklin Templeton SMACS: Series E
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 74.1%
Aerospace & Defense 2.4%
General Dynamics Corp. ................................ United States 600 $ 88,098
Banks 2.6%
Barclays plc ......................................... United Kingdom 37,000 52,889
Wells Fargo & Co. ..................................... United States 1,600 42,352
95,241
Beverages 2.9%
PepsiCo, Inc. ........................................ United States 800 105,240
Capital Markets 1.8%
Morgan Stanley ....................................... United States 1,500 66,300
Chemicals 4.1%
Air Products and Chemicals, Inc. .......................... United States 350 84,578
BASF SE ........................................... Germany 1,200 65,310
149,888
Communications Equipment 2.6%
Cisco Systems, Inc. ................................... United States 2,000 95,640
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG .................................. Germany 4,500 70,618
Electric Utilities 5.9%
Duke Energy Corp. .................................... United States 1,200 102,756
Southern Co. (The) .................................... United States 2,000 114,140
216,896
Equity Real Estate Investment Trusts (REITs) 1.4%
Host Hotels & Resorts, Inc. .............................. United States 4,140 49,432
Health Care Providers & Services 3.3%
CVS Health Corp. ..................................... United States 1,865 122,288
Interactive Media & Services 2.7%
a
Alphabet, Inc., A ...................................... United States 70 100,346
a
Media 0.3%
Comcast Corp., A ..................................... United States 300 11,880
Metals & Mining 2.7%
Rio Tinto plc, ADR ..................................... Australia 1,800 97,056
Multiline Retail 4.3%
Target Corp. ......................................... United States 1,300 159,029
Multi-Utilities 4.3%
Dominion Energy, Inc. .................................. United States 1,400 119,014
DTE Energy Co. ...................................... United States 350 37,649
156,663
Oil, Gas & Consumable Fuels 7.8%
Chevron Corp. ....................................... United States 2,000 183,400
Royal Dutch Shell plc, ADR, A ............................ Netherlands 3,200 102,240
285,640
Pharmaceuticals 12.4%
AstraZeneca plc, ADR .................................. United Kingdom 3,300 180,180
Bayer AG ........................................... Germany 1,000 68,357
Bristol-Myers Squibb Co. ................................ United States 1,675 100,031

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ..................................... United States 1,300 $ 104,936
453,504
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc. ................................... United States 150 16,942
Texas Instruments, Inc. ................................. United States 1,200 142,488
159,430
Specialty Retail 4.7%
Home Depot, Inc. (The) ................................. United States 700 173,936
Tobacco 1.6%
Philip Morris International, Inc. ........................... United States 800 58,688
Total Common Stocks (Cost $2,747,824) .......................................
2,715,813
Equity-Linked Securities 17.3%
Automobiles 3.5%
b
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc.,
Senior Unsecured, 144A, 8%, 11/19/20 ................... United States 30 58,149
b
Wells Fargo Bank NA into General Motors Co., Senior Unsecured,
144A, 8.5%, 11/25/20 ................................. United States 2,500 68,071
126,220
Health Care Providers & Services 2.4%
b
UBS AG into CVS Health Corp., 144A, 8.5%, 8/31/20 .......... United States 1,400 89,199
IT Services 2.8%
b
Credit Suisse AG into International Business Machines Corp., 144A,
7.5%, 2/22/21 ...................................... United States 810 103,409
Multiline Retail 4.1%
b
JPMorgan Chase Bank NA into Target Corp., Senior Unsecured,
144A, 9%, 9/22/20 ................................... United States 1,300 149,862
Semiconductors & Semiconductor Equipment 4.5%
b
Royal Bank of Canada into Intel Corp., 144A, 8%, 7/17/20 ....... United States 3,100 163,868
Total Equity-Linked Securities (Cost $648,702) ..................................
632,558
Convertible Preferred Stocks 2.9%
Semiconductors & Semiconductor Equipment 2.9%
Broadcom, Inc., 8% .................................... United States 100 108,595
Total Convertible Preferred Stocks (Cost $100,000) ..............................
108,595
Preferred Stocks 3.7%
Banks 3.7%
Citigroup, Inc., 6.875% ................................. United States 5,000 135,350
Total Preferred Stocks (Cost $137,118) .........................................
135,350

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Country Units a Value
a a a a a a
Index-Linked Notes 1.0%
Capital Markets 1.0%
b,c
Credit Suisse AG, Senior Note, 144A, 11.06%, 2/08/21 ......... United States 13 $ 35,490
Total Index-Linked Notes (Cost $39,189) .......................................
35,490
Total Long Term Investments (Cost $3,672,833) .................................
3,627,806
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 10,102 10,102
Total Money Market Funds (Cost $10,102) ......................................
10,102
Total Short Term Investments (Cost $10,102 ) ...................................
10,102
a
Total Investments (Cost $3,682,935) 99.3% .....................................
$3,637,908
Other Assets, less Liabilities 0.7% .............................................
25,999
Net Assets 100.0% ...........................................................
$3,663,907
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $668,048, representing 18.2% of net assets.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2020
Franklin Templeton SMACS: Series H
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 36.1%
Capital Markets 36.1%
a
Franklin Liberty Intermediate Municipal Opportunities ETF ..................... 40,000 $ 997,800
Total Management Investment Companies (Cost $1,017,100) .....................
997,800
Principal
Amount
a a a a
Municipal Bonds 62.0%
California 4.8%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 131,465
Colorado 18.0%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 79,379
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 105,046
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 146,710
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
200,000 167,024
498,159
Indiana 4.0%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 109,869
Louisiana 11.9%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 200,000 217,532
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 110,433
327,965
Maryland 3.0%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 84,471
Pennsylvania 3.7%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , 5% , 5/01/32 ................................................. 100,000 101,161
Texas 4.0%
b
New Hope Cultural Education Facilities Finance Corp. , Cityscape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 109,723
Washington 3.1%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019A , 5% , 1/01/49 ... 100,000 86,527
Wisconsin 4.1%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 112,277

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 5.4%
District of Columbia 5.4%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... $ 140,000 $ 149,572
Total Municipal Bonds (Cost $1,908,978) .......................................
1,711,189
Total Long Term Investments (Cost $2,926,078) .................................
2,708,989
a
a a a a
a
Total Investments (Cost $2,926,078) 98.1% .....................................
$2,708,989
Other Assets, less Liabilities 1.9% .............................................
52,260
Net Assets 100.0% ...........................................................
$2,761,249
a
See Note 6 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $604,592, representing 21.9% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2020
Franklin Templeton SMACS: Series I
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 87.1%
Automobiles 6.4%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
$ 100,000 $ 105,500
General Motors Co. , Senior Note , 6.125% , 10/01/25 .........................
100,000 109,388
214,888
Communications Equipment 1.6%
a
CommScope Technologies LLC , Senior Bond , 144A , 6% , 6/15/25 ...............
55,000 53,644
Containers & Packaging 3.0%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A , 7.25% , 4/15/25 ......
110,000 99,343
Entertainment 2.4%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ................................
75,000 80,299
Equity Real Estate Investment Trusts (REITs) 1.7%
a
Iron Mountain, Inc. , Senior Note , 144A , 4.875% , 9/15/27 ......................
55,000 55,435
Food Products 3.5%
a
Post Holdings, Inc. , Senior Bond , 144A , 5.625% , 1/15/28 .....................
110,000 115,480
Health Care Providers & Services 25.0%
CHS/Community Health Systems, Inc. ,
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 159,375
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 146,882
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 167,584
DaVita, Inc. , Senior Bond , 5% , 5/01/25 ...................................
55,000 56,547
Tenet Healthcare Corp. , Senior Note , 7% , 8/01/25 ...........................
300,000 302,218
832,606
Hotels, Restaurants & Leisure 6.7%
a
Golden Nugget, Inc. , Senior Note , 144A , 6.75% , 10/15/24 .....................
55,000 44,584
a
Vail Resorts, Inc. , Senior Note , 144A , 6.25% , 5/15/25 ........................
100,000 105,500
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A , 5.5% ,
3/01/25 ......................................................... 75,000 72,936
223,020
Household Durables 3.2%
a
Shea Homes LP / Shea Homes Funding Corp. , Senior Bond , 144A , 6.125% , 4/01/25 .
106,000 106,651
Independent Power and Renewable Electricity Producers 1.7%
Calpine Corp. , Senior Note , 5.5% , 2/01/24 .................................
55,000 55,584
Media 6.5%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ............................
110,000 113,294
a
Univision Communications, Inc. , Senior Secured Note , 144A , 5.125% , 2/15/25 .....
110,000 105,505
218,799
Metals & Mining 4.6%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A , 9.875% , 10/17/25 .............
100,000 104,500
Freeport-McMoRan, Inc. , Senior Note , 3.875% , 3/15/23 .......................
50,000 50,526
155,026
Oil, Gas & Consumable Fuels 4.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ......................................... 110,000 98,026

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp., (continued)
a
Senior Note, 144A, 11%, 4/15/25 ...................................... $ 50,000 $ 45,656
143,682
Pharmaceuticals 8.9%
a
Bausch Health Cos., Inc. , Senior Bond , 144A , 6.125% , 4/15/25 .................
180,000 183,131
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A , 7.5% , 4/01/27 .............
110,000 112,403
295,534
Trading Companies & Distributors 3.8%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28 ..............
75,000 77,446
a
WESCO Distribution, Inc. , Senior Note , 144A , 7.125% , 6/15/25 .................
50,000 50,000
127,446
Wireless Telecommunication Services 3.8%
Sprint Communications, Inc. , Senior Bond , 6% , 11/15/22 ......................
120,000 127,767
Total Corporate Bonds (Cost $2,976,576) .......................................
2,905,204
Mortgage-Backed Securities 8.8%
Government National mortgage Association (GNMA) Fixed Rate 8.8%
GNMA II, 30 Year , 3.5%, 1/20/50 ........................................
137,645 146,291
GNMA II, 30 Year , 4%, 1/20/50 .........................................
136,824 145,952
292,243
Total Mortgage-Backed Securities (Cost $286,558) ..............................
292,243
Total Long Term Investments (Cost $3,263,134) .................................
3,197,447
a
a a a a
Short Term Investments 3.9%
Shares
a
Money Market Funds 3.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 130,333 130,333
Total Money Market Funds (Cost $130,333) .....................................
130,333
a
Total Investments (Cost $3,393,467) 99.8% .....................................
$3,327,780
Other Assets, less Liabilities 0.2% .............................................
6,726
Net Assets 100.0% ...........................................................
$3,334,506
*
The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $1,728,609, representing 51.8% of net assets.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eleven separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the  Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At May 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Funds did not hold any option contracts at period end.
The following Funds have invested in derivatives during the period.
Franklin Templeton SMACS: Series E - Options
4. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, investments in affiliated management investment companies were as follows:
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $324,104 $1,110,210 $(1,424,212) $ — $ — $ 10,102 10,102 $ 2,304
Total Affiliated Securities ...... $324,104 $1,110,210 $(1,424,212) $— $— $10,102 $2,304
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Liberty Intermediate
Municipal Opportunities ETF ..... $1,033,400 $— $— — (35,600) 997,800 40,000 16,973
Total Affiliated Securities ...... $1,033,400 $— $— $— $(35,600) $997,800 $16,973
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $281,746 $840,419 $(991,832) — — 130,333 130,333 1,164
Total Affiliated Securities ...... $281,746 $840,419 $(991,832) $— $— $130,333 $1,164

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 2,569,006 $ — $ 2,569,006
Short Term Investments ................... — 200,000 — 200,000
Total Investments in Securities ........... $— $2,769,006 $— $2,769,006
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 88,098 — — 88,098
Banks ............................... 42,352 52,889 — 95,241
Beverages ........................... 105,240 — — 105,240
Capital Markets ........................ 66,300 — — 66,300
Chemicals ........................... 84,578 65,310 — 149,888
Communications Equipment .............. 95,640 — — 95,640
Diversified Telecommunication Services ..... — 70,618 — 70,618
Electric Utilities ........................ 216,896 — — 216,896
Equity Real Estate Investment Trusts (REITs) . 49,432 — — 49,432
Health Care Providers & Services .......... 122,288 — — 122,288
Interactive Media & Services .............. 100,346 — — 100,346
Media ............................... 11,880 — — 11,880
Metals & Mining ....................... 97,056 — — 97,056
Multiline Retail ........................ 159,029 — — 159,029
Multi-Utilities .......................... 156,663 — — 156,663
Oil, Gas & Consumable Fuels ............. 285,640 — — 285,640
Pharmaceuticals ....................... 385,147 68,357 — 453,504
Semiconductors & Semiconductor Equipment . 159,430 — — 159,430
Specialty Retail ........................ 173,936 — — 173,936
Tobacco ............................. 58,688 — — 58,688
Equity-Linked Securities ................... — 632,558 — 632,558
Convertible Preferred Stocks ............... 108,595 — — 108,595
Preferred Stocks ........................ 135,350 — — 135,350
Index-Linked Notes ...................... — 35,490 — 35,490
Short Term Investments ................... 10,102 — — 10,102
Total Investments in Securities ........... $2,712,686 $925,222 $— $3,637,908
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
Management Investment Companies ......... 997,800 — — 997,800
Municipal Bonds ......................... — 1,711,189 — 1,711,189
Total Investments in Securities ........... $997,800 $1,711,189 $— $2,708,989
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
Corporate Bonds ........................ — 2,905,204 — 2,905,204
Mortgage-Backed Securities ................ — 292,243 — 292,243
Short Term Investments ................... 130,333 — — 130,333
Total Investments in Securities ........... $130,333 $3,197,447 $— $3,327,780
7. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GNMA Government National Mortgage Association
GO General Obligation
For additional inform ation on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.